Loans - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 430	$ 414
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 199	$ 249
Probability weighting percentage	100.00%